Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract with customer, asset, net	$ 51	$ 70
Contract with customer, liability	(61)	(66)
Contract with customer, liability, revenue recognized	25	$ 28	$ 51
Revenue, remaining performance obligation	$ 899
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	25.00%
Expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	33.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Minimum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Maximum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	21.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Minimum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	37 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Maximum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	60 months